Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents

5.	Cash and Cash Equivalents
Restricted cash and cash equivalents as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021	December 31, 2022	Description
Bank deposits	￦ 28,219	￦ 29,874	Deposit restricted for government project and others
Cash and cash equivalents in the
consolidated statements
of financial position equal to cash and cash equivalents in the statement of cash flows.